Accounts and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Accounts and Other Receivables

6. Accounts and Other Receivables

(1) Accounts and other receivables as of December 31, 2018 and 2017 are as follows:

	December 31, 2018		December 31, 2017
	(In millions of Korean won)
Accounts receivables
Non-related party	~~W~~	59,633	~~W~~	41,516
Related party		1,053		775
Deduction : Allowance for doubtful receivables		(22)		(123)
Total	~~W~~	60,664	~~W~~	42,168

	December 31, 2018		December 31, 2017
	(In millions of Korean won)
Other receivables
Non-related party	~~W~~	339	~~W~~	744
Related party		—		—
Deduction : Allowance for doubtful receivables		(84)		(46)
Total	~~W~~	255	~~W~~	698

The above accounts and other receivables are classified as loans and receivables, and are measured at amortized cost.

(2) Aging analysis of accounts and other receivables as of December 31, 2018 and 2017 are as follows

	December 31, 2018		December 31, 2017
	(In millions of Korean won)
Accounts receivables
Receivables not past due	~~W~~	60,642	~~W~~	42,146
Past due but not impaired		22		22
Impaired		22		123
Total	~~W~~	60,686	~~W~~	42,291

	December 31, 2018		December 31, 2017
	(In millions of Korean won)
Other receivables
Receivables not past due	~~W~~	255	~~W~~	698
Past due but not impaired		—		—
Impaired		84		46
Total	~~W~~	339	~~W~~	744

The Company calculates recoverable amount of receivables for which loss event has been individually identified through individual analysis and recognizes the difference between such calculated recoverable amount and book value as impairment loss.

As for the receivables for which loss event has not been individually identified, the Company makes adjustments to provision for impairment by applying certain specified rate in consideration of the credit risk based on the overdue period.

(3) Changes in allowance for doubtful accounts for the years ended December 31, 2018, 2017 and 2016 are as follows

Accounts receivables	2018		2017			2016
	(In millions of Korean won)
Beginning of the year	~~W~~	123	~~W~~	126	~~W~~	125
(Reversal of) Bad debt expenses		55		(3)		1
Write-off		(156)		—		—
End of the year	~~W~~	22	~~W~~	123	~~W~~	126

Other receivables	2018		2017			2016
	(In millions of Korean won)
Beginning of the year	~~W~~	46	~~W~~	45	~~W~~	47
(Reversal of) Bad debt expenses		40		1		(2)
Write-off		(2)		—		—
End of the year	~~W~~	84	~~W~~	46	~~W~~	45

In assessing the recoverability of accounts receivables, the Company considers changes in the credit rating of accounts receivables from the commencement of the credit to the end of the reporting period.